UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-3101

CALVERT TAX-FREE RESERVES

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended March 31, 2005

Item 1. Schedule of Investments.

CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2005

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.2%	AMOUNT	VALUE

Alabama - 6.6%
Alabama State MFH Revenue VRDN, 2.33%, 4/1/14, LOC: AmSouth Bank (r)	$2,270,000	$2,270,000
Auburn Alabama Industrial Development Board Revenue VRDN, 2.42%, 5/1/20, LOC: Allied Irish Bank (r)	3,430,000	3,430,000
Birmingham Alabama Public Educational Building Authority Student Housing Revenue VRDN, 2.31%, 6/1/30, LOC:
Wachovia Bank (r)	15,260,000	15,260,000
Calhoun County Alabama Economic Development Council Revenue VRDN, 2.32%, 4/1/21, LOC: Bank of America (r)	7,500,000	7,500,000
Colbert County Alabama Industrial Development Board Revenue VRDN, 2.42%, 10/1/11, LOC: SouthTrust Bank (r)	2,450,000	2,450,000
Huntsville Alabama IDA Revenue VRDN, 2.63%, 11/1/26, LOC: First Commonwealth Bank (r)	3,160,000	3,160,000
Mobile County Alabama IDA Revenue VRDN, 2.38%, 4/1/20, LOC: SouthTrust Bank (r)	3,050,000	3,050,000
Montgomery — Wynlakes Alabama Government Utility Authority Revenue Bonds, 2.42%, 4/1/06, LOC: AmSouth Bank (r)	3,000,000	3,000,000
Northport Alabama MFH Revenue VRDN:
2.43%, 9/3/15, LOC: AmSouth Bank (r)	1,675,000	1,675,000
2.33%, 7/1/18, LOC: AmSouth Bank (r)	4,805,000	4,805,000
Port City Alabama Medical Clinic Revenue VRDN, 2.28%, 2/1/25, BPA: Bank of Nova Scotia, AMBAC Insured (r)	6,000,000	6,000,000
Taylor-Ryan Alabama Improvement District Revenue VRDN:
2.32%, 5/1/31, LOC: Columbus Bank & Trust (r)	10,000,000	10,000,000
2.32%, 2/1/34, LOC: Columbus Bank & Trust (r)	3,800,000	3,800,000
Tuscaloosa County Alabama IDA Revenue VRDN, 2.58%, 12/1/23, LOC: Regions Bank (r)	4,310,000	4,310,000
Valley Special Care Facilities Revenue VRDN, 2.43%, 6/1/25, LOC: Columbus Bank & Trust (r)	2,830,000	2,830,000

Arizona - 1.1%
Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 2.52%, 8/1/22, LOC: Farm Credit Services of America, C/LOC: Key Bank (r)	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 2.30%, 1/15/32, LOC: Fannie Mae (r)	8,885,000	8,885,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.2%	AMOUNT	VALUE

Arkansas - 1.3%
Arkadelphia Arkansas IDA Revenue VRDN, 2.40%, 4/1/11, LOC: Den Danske Bank (r)	4,000,000	4,000,000
Arkansas State MFH Revenue VRDN:
2.36%, 10/1/30, LOC: Regions Bank (r)	5,200,000	5,200,000
2.38%, 11/1/31, LOC: First Tennessee Bank (r)	5,000,000	5,000,000

California - 7.8%
ABAG Finance Authority For Nonprofit Corps. COPs, 2.27%, 8/1/34, LOC: Allied Irish Bank (r)	3,000,000	3,000,000
Alameda-Contra Costa California Schools Financing Authority COPs, 2.37%, 8/1/24, BPA: Dexia Credit Local, AMBAC Insured (r)	330,000	330,000
California State Department of Water Resources Revenue VRDN, 2.27%, 5/1/22, LOC: Bayerische Landesbank Girozentrale (r)	3,000,000	3,000,000
California State Pollution Control Financing Authority Revenue VRDN:
2.39%, 9/1/10, LOC: Bank of the West (r)	2,855,000	2,856,382
2.41%, 6/1/11, LOC: Comerica Bank (r)	800,000	800,397
2.41%, 3/1/16, LOC: Comerica Bank (r)	2,220,000	2,221,189
California State Revenue Anticipation Notes, 3.00%, 6/30/05	7,000,000	7,021,566
California State WateRuse Finance Authority Revenue VRDN, 2.27%, 5/1/28, BPA: Credit Suisse First Boston, FSA Insured (r)	200,000	200,000
California Statewide Communities Development Authority Special Tax Revenue VRDN, 2.45%, 6/1/19, LOC:
CalSTERS (r)	2,020,000	2,020,434
Fresno California Revenue VRDN, 2.27%, 5/1/15 (r)	900,000	900,000
Inland Valley California Development Agency Tax Allocation VRDN, 2.35%, 3/1/27, LOC: Union Bank, C/LOC:
CalSTERS (r)	20,110,000	20,110,000
Los Angeles County California MFH Revenue VRDN, 2.28%, 12/1/07, LOC: Freddie Mac (r)	2,500,000	2,500,000
Modesto California Irrigation District Financing Authority Revenue VRDN, 2.30%, 10/1/15, BPA: Societe Generale (r)	2,000,000	2,000,000
Oakland California Joint Powers Financing Authority Lease Revenue VRDN, 2.25%, 8/1/21, BPA: Dexia Credit Local, FSA Insured (r)	980,000	980,000
Orange County California Apartment Development Adjustable COPs, 2.22%, 3/1/16, LOC: UBS, AG (r)	1,900,000	1,900,900
San Bernardino County California Housing Authority MFH Revenue VRDN:
2.13%, 5/1/17, LOC: California Federal Savings Bank, C/LOC: FHLB (r)	4,425,000	4,425,000
2.14%, 2/1/23, LOC: California Federal Savings Bank, C/LOC: FHLB (r)	5,660,000	5,660,000
Santa Rosa California Waste Water Revenue VRDN, 2.27%, 9/1/33, LOC: Landesbank Baden-Württemberg (r)	13,000,000	13,000,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.2%	AMOUNT	VALUE

Vallejo California MFH Revenue VRDN, 2.33%, 1/1/08, LOC: Bank of America (r)	9,400,000	9,400,000
Victorville California MFH Revenue VRDN, 2.40%, 12/1/15, C/LOC: California Federal Savings Bank (r)	5,360,000	5,360,000

Colorado - 3.0%
Colorado State Housing and Finance Authority Revenue Bonds, 1.75%, 8/1/05	6,000,000	6,000,000
Colorado State Housing and Finance Authority Revenue VRDN:
2.26%, 10/15/16, CA: Fannie Mae (r)	22,460,000	22,460,000
2.27%, 10/1/30, BPA: FHLB (r)	4,580,000	4,580,000

Connecticut - 0.4%
Connecticut State Health & Educational Facility Authority Revenue VRDN, 2.30%, 7/1/36 (r)	4,000,000	4,000,000

Delaware - 0.7%
Wilmington Delaware School Project Revenue VRDN, 2.31%, 7/1/31, LOC: Allied Irish Bank (r)	6,000,000	6,000,000

Florida - 0.4%
Seminole County Florida IDA Revenue VRDN, 2.31%, 11/1/34, LOC: Allied Irish Bank (r)	4,000,000	4,000,000

Georgia - 2.3%
Athens Georgia MFH Revenue VRDN, 2.645%, 8/1/05, LOC: U.S. Bank (r)	2,000,000	2,000,000
Columbus Georgia Downtown Development Authority Revenue VRDN, 2.43%, 8/1/15, LOC: Columbus Bank & Trust (r)	6,990,000	6,990,000
Fulton County Georgia IDA Revenue VRDN, 3.06%, 12/1/10, LOC: Branch Bank & Trust (r)	2,365,000	2,365,000
Georgia State Municipal Gas Authority Revenue VRDN, 2.30%, 11/1/07, LOC: Bayerische Landesbank Girozentrale (r)	8,050,000	8,050,000
Gordon County Georgia Development Authority Revenue VRDN, 2.83%, 7/1/22, LOC: Regions Bank (r)	1,440,000	1,440,000
Savannah Georgia Economic Development Authority Student Housing Revenue VRDN, 2.30%, 9/1/26, LOC:
Wachovia Bank (r)	4,000,000	4,000,000
Warner Robins Downtown Development Authority Revenue VRDN, 2.53%, 9/1/34, LOC: Columbus Bank & Trust (r)	1,300,000	1,300,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.2%	AMOUNT	VALUE

Hawaii - 1.2%
Hawaii State Department Budget and Finance Revenue VRDN, 2.35%, 5/1/19, LOC: First Hawaiian Bank (r)	13,280,000	13,280,000

Illinois - 5.3%
Chicago Illinois Development Authority Revenue VRDN, 2.29%, 1/1/37, BPA: Landesbank Baden-Wuerttemberg, FGIC Insured (r)	8,360,000	8,360,000
Illinois State Development Finance Authority Revenue VRDN:
2.30%, 6/1/19, LOC: Northern Trust Co. (r)	5,565,000	5,565,000
2.30%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Illinois State Educational Facilities Authority Revenue VRDN, 2.30%, 12/1/35, LOC: Harris Trust (r)	15,000,000	15,000,000
Illinois State Finance Authority Revenue VRDN, 2.31%, 2/15/35, LOC: Marshall & Ilsley Bank (r)	7,000,000	7,000,000
Illinois State Housing Development Authority MFH Revenue VRDN, 2.28%, 1/1/08, LOC: Freddie Mac (r)	11,000,000	11,000,000
Illinois State Metropolitan Pier and Exposition Authority Revenue VRDN, 2.32%, 12/15/23, BPA: Merrill Lynch (r)	7,000,000	7,000,000

Indiana - 3.1%
Indiana State Development Finance Authority Revenue VRDN, 2.45%, 4/1/22, LOC: JP Morgan Chase Bank (r)	905,000	905,000
Indianapolis Indiana Local Public Improvement Bond Bank, 2.00%, 4/13/05	9,500,000	9,500,000
Jasper County Indiana Industrial Economic Development Revenue VRDN, 2.52%, 2/1/22, LOC: Farm Credit Services of America, C/LOC: Key Bank (r)	5,275,000	5,275,000
Portage Indiana Industrial Pollution Control Revenue VRDN, 2.57%, 5/1/18, LOC: JP Morgan Chase Bank (r)	3,000,000	3,000,000
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 2.67%, 11/1/18, LOC: Mizuho Corp. Bank Ltd., C/LOC: Wachovia bank (r)	2,500,000	2,500,000
Terre Haute Indiana International Airport Authority Revenue VRDN, 2.68%, 2/1/21, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	2,200,000	2,200,000
Valparaiso Indiana Economic Development Authority Revenue VRDN, 2.50%, 5/1/31, LOC: Marshall & Ilsley Bank (r)	7,000,000	7,000,000
Vigo County Indiana Economic Development Authority Revenue VRDN, 2.53%, 5/1/16, LOC: Old National Bank, C/LOC: Wells Fargo Bank (r)	4,500,000	4,500,000

Iowa - 2.2%
Iowa State Finance Authority Solid Waste Disposal Revenue VRDN, 2.52%, 7/1/18, LOC: CoBank, C/LOC: Wells Fargo Bank (r)	3,650,000	3,650,000
Iowa State School Cash Anticipation Program Revenue Note, 3.50%, 1/27/06, FSA, Insured	10,500,000	10,603,237

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.2%	AMOUNT	VALUE

Iowa State Transportation Tax and Revenue Anticipation Notes, 3.00%, 6/30/05	8,000,000	8,022,929
Le-Mars Iowa IDA Revenue VRDN, 2.52%, 3/1/16, LOC: CoBank, C/LOC: SunTrust Bank (r)	1,850,000	1,850,000

Kentucky - 4.0%
Hopkinsville Kentucky IDA Revenue VRDN, 2.67%, 5/1/26, LOC: Branch Bank & Trust (r)	2,080,000	2,080,000
Kentucky State Association of Counties Advance Revenue Program Tax and Revenue Anticipation COPs, 3.00%, 6/30/05, LOC: JP Morgan Chase Bank	10,000,000	10,031,995
Lexington-Fayette Urban County Kentucky Educational Facilities Revenue VRDN, 2.19%, 5/1/25, LOC: Fifth Third Bank (r)	5,200,000	5,200,000
Mayfield Kentucky Lease Revenue VRDN, 2.33%, 7/1/26, LOC: Fifth Third Bank (r)	3,790,000	3,790,000
Maysville Kentucky Industrial Building Revenue VRDN, 2.55%, 5/1/06, LOC: UFJ Bank Ltd, C/LOC: Bank of New York (r)	5,740,000	5,740,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 2.19%, 6/1/34, LOC: U.S. Bank (r)	10,900,000	10,900,000
Northern Kentucky Port and Industrial Building Authority Revenue VRDN, 2.19%, 12/1/21, LOC: Fifth Third Bank (r)	4,695,000	4,695,000
Winchester Kentucky Industrial Building Revenue VRDN, 2.49%, 10/1/18, LOC: Wachovia Bank (r)	2,400,000	2,400,000

Louisiana - 1.1%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue VRDN, 2.30%, 11/1/34, LOC: Regions Bank (r)	8,000,000	8,000,000
Louisiana State Public Facilities Authority Revenue VRDN, 2.30%, 12/1/14, LOC: Regions Bank (r)	2,000,000	2,000,000
New Orleans Louisiana Aviation Board Revenue VRDN, 2.31%, 8/5/15, BPA: Dexia Credit Local, AMBAC Insured (r)	2,715,000	2,715,000

Maryland - 4.2%
Baltimore County Maryland MFH Revenue VRDN, 2.28%, 4/15/34, LOC: Fannie Mae (r)	8,194,000	8,194,000
Gaithersburg Maryland Economic Development Revenue VRDN, 2.31%, 1/1/34, LOC: Key Bank (r)	6,100,000	6,100,000
Maryland State Community Development Administration Department of Housing & Community Development Revenue Bonds, 2.05%, 3/1/20 (mandatory put, 12/5/2005 @ 100)(r)	10,000,000	10,000,000
Maryland State Economic Development Corp. Revenue VRDN, 2.29%, 2/1/34, LOC: SunTrust Bank (r)	3,300,000	3,300,000
Maryland State Health and Higher Educational Facilities Authority Revenue VRDN:
2.35%, 4/1/31, LOC: M&T Trust Co. (r)	2,300,000	2,300,000
2.30%, 1/1/35, LOC: M&T Trust Co. (r)	16,915,000	16,915,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.2%	AMOUNT	VALUE

Massachusetts - 1.1%
Massachusetts State GO VRDN:
2.30%, 1/1/21, BPA: Landesbank Hessen-Thuringen Girozentrale (r)	4,700,000	4,700,000
2.30%, 1/1/21, BPA: State Street Bank & Trust (r)	7,900,000	7,900,000

Michigan - 2.9%
Detroit Michigan Sewer Disposable Revenue Bonds, 1.55%, 7/1/31, BPA: FGIC SPI, FGIC Insured (mandatory put, 8/4/2005 @ 100)(r)	11,000,000	11,000,000
Detroit Michigan Water Supply System Revenue VRDN, 2.30%, 7/1/23, BPA: Dexia Credit Local, AMBAC Insured (r)	10,000,000	10,000,000
Kent Michigan Hospital Finance Authority LO Revenue VRDN, 2.19%, 11/1/10, LOC: Fifth Third Bank (r)	2,800,000	2,800,000
Michigan State Hospital Finance Authority Revenue VRDN, 2.30%, 12/1/23, LOC: National City Bank (r)	2,540,000	2,540,000
Michigan State Municipal Bond Authority Revenue Bonds:
3.00%, 8/19/05	3,500,000	3,519,156
3.00%, 8/23/05, LOC: JP Morgan Chase Bank	3,000,000	3,016,658

Minnesota - 1.6%
Minnesota State Higher Education Facilities Authority Revenue VRDN, 2.31%, 4/1/27, LOC: Allied Irish Bank (r)	3,605,000	3,605,000
Richfield Minnesota MFH Revenue VRDN, 2.30%, 3/1/34, LOC: Freddie Mac (r)	6,610,000	6,610,000
St. Louis Park Minnesota MFH Revenue VRDN, 2.30%, 8/1/34, LOC: Freddie Mac (r)	7,292,000	7,292,000

Mississippi - 4.5%
Mississippi Business Finance Corp. Revenue Bonds, 2.48%, 11/1/13, LOC: First Tennessee Bank (r)	2,420,000	2,420,000
Mississippi Development Bank SO Revenue Bonds VRDN, 2.38%, 1/1/40, BPA: BNP Paribas, AMBAC Insured (r)	15,000,000	15,000,000
Mississippi State Development Bank SO VRDN:
2.38%, 6/1/20, BPA: AmSouth Bank, AMBAC Insured (r)	7,340,000	7,340,000
2.38%, 10/1/20, BPA: AmSouth Bank, AMBAC Insured (r)	10,910,000	10,910,000
2.38%, 12/1/23, BPA: JP Morgan Chase Bank, AMBAC Insured (r)	14,500,000	14,500,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.2%	AMOUNT	VALUE

Missouri - 0.7%
Carthage Missouri IDA Revenue VRDN:
2.44%, 4/1/07, LOC: Wachovia Bank (r)	2,000,000	2,000,000
2.49%, 9/1/30, LOC: Wachovia Bank (r)	2,000,000	2,000,000
Missouri State Development Finance Board Revenue VRDN, 2.52%, 9/1/08, LOC: CoBank, C/LOC: BNP Paribas (r)	3,675,000	3,675,000

New Hampshire - 0.6%
New Hampshire State Health and Educational Facilities Authority Revenue VRDN, 2.28%, 10/1/33, LOC: Fleet National Bank (r)	6,500,000	6,500,000

New Jersey - 2.8%
New Jersey State GO VRDN, 2.31%, 6/24/05, BPA: Lehman Liquidity Co. LLC (r)	31,000,000	31,000,000

New York - 3.0%
New York City IDA Civic Facilities Revenue VRDN, 2.30%, 12/1/34, LOC: Allied Irish Bank (r)	3,200,000	3,200,000
New York City Industrial Development Agency Revenue VRDN, 2.35%, 2/1/35, LOC: M&T Trust Co. (r)	2,550,000	2,550,000
New York City Municipal Water Finance Authority Revenue VRDN, 2.28%, 6/15/18, BPA: State Street Bank & Trust (r)	23,800,000	23,800,000
New York City Transitional Finance Authority Revenue VRDN, 2.31%, 2/1/09, BPA: BNP Paribas (r)	4,400,000	4,400,000

North Carolina - 0.9%
North Carolina State Capital and Educational Facilities Revenue VRDN, 2.29%, 12/1/31, LOC: Branch Bank & Trust (r)	9,750,000	9,750,000

North Dakota - 0.2%
Traill County North Dakota Solid Waste Disposal Revenue VRDN, 2.57%, 3/1/13, LOC: Wells Fargo Bank (r)	2,600,000	2,600,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.2%	AMOUNT	VALUE

Ohio - 2.6%
Butler County Ohio Healthcare Facilities Revenue VRDN, 2.19%, 9/1/22, LOC: Fifth Third Bank (r)	4,315,000	4,315,000
Cuyahoga County Ohio Health Authority Revenue VRDN, 2.34%, 11/1/23, LOC: Fifth Third Bank (r)	4,410,000	4,410,000
Franklin County Ohio Hospital Revenue VRDN, 2.31%, 6/1/17, BPA: Citigroup Global Markets Holdings, Inc. (r)	9,900,000	9,900,000
Ohio State Higher Educational Facilities Authority Revenue VRDN, 2.35%, 9/1/26, LOC: Fifth Third Bank (r)	10,300,000	10,300,000

Oklahoma - 0.4%
Pittsburg County Oklahoma IDA Revenue VRDN, 2.50%, 10/1/21, LOC: PNC Bank (r)	5,000,000	5,000,000

Oregon - 1.1%
Oregon State GO Bonds, 3.00%, 6/30/05	12,250,000	12,286,888

Pennsylvania - 3.1%
Beaver County Pennsylvania IDA Pollution Control Revenue VRDN, 2.25%, 6/1/30, LOC: Barclays Bank plc (r)	10,000,000	10,000,000
Cumberland County Pennsylvania Municipal Authority Retirement Community Revenue VRDN:
2.28%, 1/1/35, LOC: Sovereign Bank FSB, C/LOC: Lloyds TSB Bank plc (r)	13,000,000	13,000,000
2.28%, 1/1/37, LOC: Sovereign Bank FSB, C/LOC: Lloyds TSB Bank plc (r)	1,265,000	1,265,000
Delaware County Pennsylvania Villanova University Revenue VRDN, 2.00%, 8/1/17, LOC: JP Morgan Chase Bank (r)	1,700,000	1,684,796
Lawrence County Pennsylvania IDA Revenue VRDN, 2.39%, 12/1/15, LOC: National City Bank (r)	3,000,000	3,000,000
Pennsylvania State Higher Educational Facilities Authority Revenue VRDN, 2.25%, 11/1/36, LOC: Sovereign Bank FSB, C/LOC: UniCredito Italiano Bank plc (r)	6,350,000	6,350,000
West Cornwall Township Pennsylvania Municipal Authority Revenue VRDN, 2.34%, 3/1/16, LOC: Wachovia Bank (r)	1,240,000	1,240,000

Puerto Rico - 0.1%
Puerto Rico Commonwealth Highway and Transportation Revenue VRDN, 2.28%, 7/1/09, BPA: Merrill Lynch, MBIA Insured (r)	1,460,000	1,460,000

Tennessee - 6.8%
Knox County Tennessee Health Educational and MFH Board Revenue VRDN, 2.43%, 12/1/29, LOC: First Tennessee Bank (r)	4,100,000	4,100,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.2%	AMOUNT	VALUE

Loudon Tennessee Industrial Development Board Revenue VRDN, 2.58%, 4/1/13, LOC: JP Morgan Chase Bank (r)	3,000,000	3,000,000
Memphis-Shelby County Tennessee IDA Revenue VRDN, 2.36%, 3/1/24, LOC: National Bank of Commerce, Tennessee (r)	7,665,000	7,665,000
Metropolitan Government Nashville and Davidson County Tennessee Health and Educational Facilities Board Revenue VRDN:
2.53%, 12/1/27, LOC: Regions Bank (r)	5,000,000	5,000,000
2.19%, 9/1/28, LOC: Fifth Third Bank (r)	2,885,000	2,885,000
Sevier County Tennessee Public Building Authority Revenue VRDN:
2.31%, 6/1/10, BPA: KBC Bank NV, AMBAC Insured (r)	585,000	585,000
2.31%, 6/1/12, BPA: KBC Bank NV, AMBAC Insured (r)	2,800,000	2,800,000
2.31%, 6/1/14, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	2,760,000	2,760,000
2.31%, 6/1/17, BPA: KBC Bank NV, AMBAC Insured (r)	500,000	500,000
2.31%, 6/1/18, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	10,025,000	10,025,000
2.31%, 6/1/19, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	3,100,000	3,100,000
2.31%, 6/1/20, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	2,430,000	2,430,000
2.31%, 6/1/21, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	3,500,000	3,500,000
2.31%, 6/1/30, BPA: KBC Bank NV, AMBAC Insured (r)	2,195,000	2,195,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue VRDN:
2.31%, 12/1/13, LOC: BNP Paribas (r)	14,000,000	14,000,000
2.32%, 5/1/16, LOC: Allied Irish Bank (r)	2,600,000	2,600,000
2.33%, 6/1/26, LOC: Allied Irish Bank (r)	4,900,000	4,900,000
2.58%, 12/1/34, LOC: First Tennessee Bank (r)	3,500,000	3,500,000

Texas - 4.1%
HFDC of Central Texas, Inc. Revenue VRDN, 2.31%, 5/15/38, LOC: Sovereign Bank, C/LOC: KBC Bank (r)	6,500,000	6,500,000
Tarrant County Texas IDA Revenue VRDN, 2.53%, 9/1/27, LOC: First Bank of Missouri, C/LOC: Wachovia Bank (r)	4,000,000	4,000,000
Texas State Tax and Revenue Anticipation Notes, 3.00%, 8/31/05	30,000,000	30,174,737
Weslaco Texas Health Facilities Development Corp. VRDN, 2.31%, 6/1/23 (r)	5,200,000	5,200,000

Utah - 2.6%
Utah State Municipal Securities Trust Certificates Revenue VRDN, 2.43%, 5/6/13, LOC: Bear Stearns Capital Markets (r)	29,195,000	29,195,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.2%	AMOUNT	VALUE

Vermont - 0.5%
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN, 2.58%, 11/1/21 (r)	5,465,000	5,465,000

Virginia - 0.7%
Suffolk Virginia IDA Revenue VRDN, 2.40%, 10/1/31, LOC: Branch Bank & Trust (r)	7,500,000	7,500,000

Washington - 0.4%
Seattle Washington Municipal Light and Power Revenue Bonds, 1.80%, 7/13/05	5,000,000	5,000,000

West Virginia - 0.8%
Harrison County West Virginia IDA Revenue VRDN, 2.31%, 6/1/14, LOC: Wachovia Bank (r)	4,140,000	4,140,000
Weirton West Virginia Municipal Hospital Building Revenue Bonds, 2.30%, 12/1/31, LOC: PNC Bank (r)	4,965,000	4,965,000

Wisconsin - 1.1%
Grafton Wisconsin IDA Revenue VRDN, 2.39%, 12/1/17, LOC: U.S. Bank (r)	2,200,000	2,200,000
Milwaukee Wisconsin Redevelopment Authority Revenue VRDN, 2.30%, 12/1/30, LOC: Fannie Mae (r)	5,935,000	5,935,000
Wisconsin State Health and Educational Facilities Authority Revenue VRDN:
2.35%, 11/1/23, LOC: U.S. Bank (r)	4,535,000	4,535,000

Wyoming - 1.4%
Gillette Wyoming Pollution Control Revenue VRDN, 2.30%, 1/1/18, LOC: Barclays Bank plc (r)	16,200,000	16,200,000

Other - 9.5%
ABN AMRO MuniTops Certificate Trust VRDN:
2.33%, 4/5/06, BPA: ABN Amro Bank (r)	17,585,000	17,585,000
2.30%, 7/5/06, BPA: ABN Amro Bank (r)	5,500,000	5,500,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.2%	AMOUNT	VALUE

2.31%, 7/4/07, BPA: ABN Amro Bank (r)	2,800,000	2,800,000
Freddie Mac Multifamily VRDN Certificates:
2.38%, 8/15/45 (r)	14,467,982	14,467,982
2.43%, 1/15/47 (r)	7,545,382	7,545,382
Koch Floating Rate Trust Revenue VRDN, 2.48%, 4/1/09, BPA: State Street Bank & Trust (r)	8,149,174	8,149,174
Roaring Fork Municipal Products LLC VRDN:
2.36%, 5/1/22, BPA: Bank of New York (r)	6,840,000	6,840,000
2.36%, 5/1/33, BPA: Bank of New York (r)	9,175,000	9,175,000
2.36%, 12/1/33, BPA: Bank of New York (r)	18,085,000	18,085,000
SunAmerica Trust Various States VRDN, 2.48%, 7/1/41, LOC: Freddie Mac (r)	16,320,000	16,320,000

TOTAL INVESTMENTS (Cost $1,098,629,802) - 98.2%		1,098,629,802
Other assets and liabilities, net - 1.8%		19,820,861

Net Assets - 100%		$1,118,450,663

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:

BPA: Bond-Purchase Agreement

CA: Collateral Agreement

C/LOC: Confirming Letter of Credit

GA: Guaranty Agreement

LOC: Letter of Credit

Abbreviations:

COPs: Certificates of Participation

FGIC: Federal Guaranty Insurance Company FHLB: Federal Home Loan Bank

FHLMC: Federal Home Loan Mortgage Corp.

FSA: Financial Security Advisor

GO: General Obligation

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LO: Limited Obligation

MFH: Multi-Family Housing

VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES LIMITED-TERM PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2005

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.8%	AMOUNT	VALUE

Alabama - 2.9%
Alabama State MFH Revenue Bonds, 3.15%, 9/1/30 (mandatory put, 7/1/07 @ 100) (r)	$3,215,000	$3,214,100
Alabama State MFH Revenue VRDN:
2.33%, 9/1/20 (r)	2,670,000	2,670,000
2.73%, 9/1/22 (r)	2,455,000	2,455,000
Series I, 3.33%, 12/1/30 (r)	2,280,000	2,280,000
Series J, 3.33%, 12/1/30 (r)	4,130,000	4,130,000
Alexander City Alabama Industrial Development Board Revenue VRDN, 2.73%, 12/1/18 (r)	3,000,000	3,000,000
Athens Alabama IDA Pollution Control Revenue VRDN, 5.20%, 6/1/05 (r)	3,500,000	3,500,000
Birmingham Alabama Public Educational Building Authority Student Housing Revenue VRDN, 2.31%, 6/1/30 (r)	8,615,000	8,615,000
Calhoun County Alabama Economic Development Council Revenue VRDN, 2.32%, 4/1/21 (r)	1,000,000	1,000,000
Jefferson County Alabama Sewer Authority Revenue VRDN, 2.30%, 2/1/40 (r)	1,000,000	1,000,000

Arizona - 2.2%
Glendale Arizona IDA Revenue Bonds, 2.90%, 12/1/14	1,400,000	1,385,440
Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 2.62%, 5/1/27 (r)	1,250,000	1,250,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.8%	AMOUNT	VALUE

Tucson Arizona IDA Revenue VRDN, 2.30%, 1/15/32 (r)	360,000	360,000
Yavapai County Arizona IDA Solid Waste Disposal Revenue Bonds:
4.625%, 6/1/27 (mandatory put, 6/1/05 @ 100) (r)	6,000,000	6,013,320
3.65%, 3/1/28 (mandatory put, 3/1/06 @ 100) (r)	12,900,000	12,912,513
4.45%, 3/1/28 (mandatory put, 3/1/08 @ 100) (r)	1,370,000	1,384,289

Arkansas - 0.2%
Fort Smith Arkansas Sales and Use Tax Revenue Bonds, 3.50%, 12/1/11	1,620,000	1,633,284

California - 7.8%
Alameda-Contra Costa California Schools Financing Authority COPs, 2.37%, 8/1/24 (r)	425,000	425,000
California State Department of Water Resources Revenue Bonds, 5.50%, 5/1/05	5,000,000	5,012,850
California State Department of Water Resources Revenue VRDN, 2.27%, 5/1/22 (r)	1,000,000	1,000,000
California State Economic Recovery GO Bonds, 5.00%, 7/1/23 (mandatory put, 7/1/07 @ 100) (r)	7,500,000	7,826,175
California State GO Bonds, 6.30%, 9/1/06	5,040,000	5,284,490
California State GO SAVR, Series D-5 1.95%, 5/1/33 (r)	10,000,000	9,974,200
California State Pollution Control Financing Authority Revenue VRDN, 2.41%, 6/1/11 (r)	1,000,000	1,000,000
California State Revenue Anticipation Notes, 3.00%, 6/30/05	10,000,000	10,016,800
California Statewide Communities Development Authority Special Tax Revenue VRDN, 2.45%, 5/1/22 (r)	1,970,000	1,970,000
California Statewide Communities Development MFH Special Tax Revenue Bonds, 6.25%, 7/1/42 (mandatory put, 1/1/05 @ 100) (r)	4,625,000	4,618,109
Central California Unified School District COPs, 2.00%, 2/1/24 (mandatory put, 2/1/06 @ 100) (r)	2,000,000	1,988,660
Freemont California COPs, 1.70%, 8/1/25 (mandatory put, 8/1/05 @ 100) (r)	4,430,000	4,420,697
Hesperia California Unified School District COPs, 2.27%, 2/1/28 (r)	10,000,000	10,000,000
Long Beach California Harbor Revenue Refunding Bonds:
5.00%, 5/15/08	5,485,000	5,760,950
5.00%, 5/15/09	5,000,000	5,282,450
Oxnard California Industrial Development Financing Authority VRDN, 2.60%, 12/1/34 (r)	2,650,000	2,650,000
San Bernardino County California MFH Revenue Bonds, 6.25%, 7/1/42 (mandatory put, 12/1/05 @ 100)	3,500,000	3,497,585
Santa Rosa California Waste Water Revenue VRDN, 2.27%, 9/1/33 (r)	880,000	880,000
Sulphur Springs California Union School District COPs, 3.10%, 3/1/27 (mandatory put, 9/1/09 @ 100)	2,500,000	2,486,975

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.8%	AMOUNT	VALUE

Colorado - 4.5%
Arapahoe County Colorado Dove Valley Metropolitan District GO Bonds:
1.95%, 5/1/20 (mandatory put, 11/1/05 @ 100) (r)	5,020,000	5,009,759
3.30%, 11/1/20 (mandatory put, 11/1/05 @ 100) (r)	1,890,000	1,898,921
3.30%, 11/1/25 (mandatory put, 11/1/05 @ 100) (r)	5,775,000	5,802,258
1.95%, 11/1/34 (mandatory put, 11/1/05 @ 100) (r)	1,000,000	996,590
Colorado State Housing and Finance Authority Revenue Bonds, 1.75%, 8/1/05	8,000,000	7,984,080
Colorado State Housing and Finance Authority Revenue VRDN, 2.26%, 10/15/16 (r)	900,000	900,000
Denver City and County Colorado Airport Revenue Bonds:
4.00%, 11/15/05	1,300,000	1,311,206
4.00%, 11/15/06	6,610,000	6,720,057
5.00%, 11/15/07	5,200,000	5,414,136
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 7.125%, 12/1/10	7,500,000	7,782,900
Triview Colorado GO VRDN, 2.10%, 11/1/23 (r)	4,865,000	4,849,140

Delaware - 0.5%
Delaware State Health Facilities Authority Revenue VRDN, 2.25%, 6/1/32 (r)	5,500,000	5,431,910

District of Columbia - 1.2%
District of Columbia COPs, 5.00%, 1/1/06	1,000,000	1,016,400
District of Columbia Metropolitan Washington Airport Authority System Revenue Bonds, 5.00%, 10/1/06	2,400,000	2,473,464
District of Columbia Revenue SAVRs, 2.16%, 4/1/36 (r)	10,000,000	10,000,000

Florida - 2.8%
Gulf Breeze Florida Public Improvement Revenue VRDN:
2.28%, 12/1/20 (r)	1,575,000	1,575,000
2.29%, 3/31/21 (r)	2,280,000	2,280,000
Lee County Florida Solid Waste System Revenue Bonds, 5.25%, 10/1/07	7,485,000	7,858,202
Palm Beach County Florida Revenue VRDN, 2.00%, 3/1/34 (r)	2,400,000	2,393,040

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.8%	AMOUNT	VALUE

University Athletic Association, Inc.:
2.20%, 10/1/31 (mandatory put, 10/1/05 @ 100) (r)	6,400,000	6,394,112
2.80%, 10/1/31 (mandatory put, 10/1/08 @ 100) (r)	1,285,000	1,265,725
Volusia County Florida School Board Cops, 4.50%, 8/1/06	3,960,000	4,049,456
Hillsborough County Florida MFH Revenue Bonds, 2.125%, 1/1/07	5,000,000	4,890,800

Georgia - 0.2%
Columbus Georgia Downtown IDA Revenue Bonds, 5.61%, 7/1/29 (j)(r)	3,900,000	1,983,657
Georgia State Municipal Gas Authority Revenue VRDN, 2.30%, 11/1/07 (r)	750,000	750,000

Hawaii - 1.2%
Hawaii State Department Budget and Finance Revenue VRDN, 2.50%, 12/1/21 (r)	5,100,500	5,100,500
Honolulu Hawaii MFH Revenue VRDN, 3.20%, 6/1/20 (r)	8,075,000	8,075,000

Idaho - 0.9%
Boise City Idaho MFH Revenue Bonds, 3.25%, 5/1/36 (mandatory put, 3/27/06 @ 100) (r)	10,175,000	10,189,042

Illinois - 3.6%
Arlington Heights Illinois MFH Revenue VRDN, 2.34%, 5/1/24 (r)	4,230,000	4,230,000
Cook County Illinois Community Consolidated School District GO Bonds:
4.00%, 1/1/06	1,000,000	1,010,370
4.00%, 1/1/07	3,590,000	3,657,384
Illinois State Development Finance Authority Pollution Control Revenue Bonds, 7.375%, 7/1/21 (Prerefunded 7/1/06 @ 102)	17,000,000	18,257,490
Illinois State Health Facilities Authority Revenue VRDN, 2.30%, 1/1/16 (r)	3,100,000	3,100,000
Illinois State Metropolitan Pier and Exposition Authority Revenue VRDN, 2.32%, 12/15/23 (r)	7,120,000	7,120,000
University of Illinois Revenue Bonds, 5.00%, 4/1/08	1,250,000	1,322,983

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.8%	AMOUNT	VALUE

Indiana - 4.6%
Allen County Indiana Economic Development Revenue VRDN, 2.60%, 11/1/09 (r)	2,500,000	2,500,000
Indiana State Development Finance Authority Revenue VRDN:
2.60%, 7/1/18 (r)	1,825,000	1,825,000
2.22%, 8/1/24 (r)	2,110,000	2,110,000
2.30%, 8/1/31 (r)	1,900,000	1,900,000
Indiana State Health Facility Financing Authority Revenue VRDN, 2.17%, 1/1/29 (r)	5,000,000	5,000,000
Indiana State Transportation Finance Airport Facilities Authority Revenue Bonds, 2.50%, 11/1/18 (mandatory put, 11/1/05 @ 100) (r)	20,000,000	20,000,000
Indianapolis Indiana Local Public Improvement Bond Bank, 2.00%, 4/13/05	4,500,000	4,500,000
Lawrence Indiana Fort Harrison Reuse Authority Tax Allocation Revenue VRDN, 2.19%, 2/1/21 (r)	2,000,000	2,000,000
Portage Indiana Industrial Pollution Control Revenue VRDN, 2.75%, 5/1/18 (r)	2,150,000	2,150,000
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 2.67%, 11/1/18 (r)	1,180,000	1,180,000
St. Joseph County Indiana Economic Development Revenue VRDN, 2.19%, 5/1/34 (r)	6,500,000	6,500,000

Kansas - 0.7%
Olathe Kansas Health Revenue Bonds, 2.00%, 9/1/22 (mandatory put, 9/1/2005 @ 100)(r)	7,250,000	7,236,515

Kentucky - 3.1%
Kentucky State Association of Counties Advance Revenue Program Tax and Revenue Anticipation COPs, 3.00%, 6/30/05	10,000,000	10,015,800
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 2.19%, 6/1/34 (r)	2,100,000	2,100,000
Russell Kentucky Bon Secours Health System Revenue Bonds, 5.85%, 11/15/05	10,000,000	10,209,400
Russell Kentucky Floating Rate Trust Receipts Revenue Bonds, 2.41%, 11/15/05 (r)	11,100,000	11,100,000

Louisiana - 3.1%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, 6.25%, 7/1/05	5,400,000	5,398,164
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue VRDN, 6.25%, 12/1/07 (r)	16,000,000	15,978,880
Louisiana State Correctional Facilities Corporate Lease Revenue Bonds:
5.00%, 12/15/05	4,340,000	4,408,832
5.00%, 12/15/06	4,675,000	4,826,283

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.8%	AMOUNT	VALUE

Louisiana State HFA Mortgage Revenue VRDN, 2.48%, 12/20/34 (r)	2,545,000	2,545,000

Maryland - 1.7%
Baltimore Maryland Revenue Bonds, 4.301%, 12/1/09	4,089,522	4,089,522
Maryland State Community Development Administration Department of Housing & Community Development Revenue Bonds,
2.05%, 3/1/20 (mandatory put, 12/5/05 @ 100) (r)	13,000,000	12,946,050
Maryland State Health and Higher Educational Facilities Authority Revenue VRDN:
2.30%, 1/1/29 (r)	737,000	737,000
2.35%, 4/1/31 (r)	695,000	695,000

Massachusetts - 3.0%
Massachusetts State GO Bonds, 5.50%, 11/1/11	5,000,000	5,538,650
Massachusetts State GO VRDN, 2.45%, 11/1/14 (r)	4,995,000	4,995,000
Massachusetts State Health and Educational Facilities Authority Revenue Bonds, 4.50%, 10/1/26 (mandatory put, 4/1/06 @ 100) (r)	6,390,000	6,470,514
Massachusetts State Health and Educational Facilities Authority Revenue SAVR, 1.90%, 6/1/35 (r)	15,000,000	14,973,000

Michigan - 2.7%
Detroit Michigan Sewer Disposable Revenue Bonds, 1.55%, 7/1/31 (mandatory put, 8/4/05 @ 100) (r)	1,000,000	997,170
Michigan State Higher Education Facilities Authority Revenue VRDN, 2.17%, 6/1/34 (r)	500,000	500,000
Michigan State Municipal Bond Authority Revenue Bonds:
3.00%, 8/23/05	7,000,000	7,016,590
3.75%, 3/21/06	10,000,000	10,106,600
Wayne State University General Revenue SAVR, 2.25%, 11/15/32 (r)	10,750,000	10,750,000

Minnesota - 0.7%
St. Paul Minnesota Port Authority Revenue Bonds, 3.00%, 7/1/12 (mandatory put, 7/1/2006 @ 100)	5,300,000	5,245,516
St. Paul Minnesota Port Authority Revenue VRDN, 2.62%, 6/1/19 (r)	2,770,000	2,770,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.8%	AMOUNT	VALUE

Mississippi - 0.3%
Mississippi State Development Bank SO Revenue VRDN, 2.38%, 12/1/23 (r)	500,000	500,000
Mississippi State Development Bank SO VRDN, 2.38%, 10/1/20 (r)	570,000	570,000
Mississippi State Development Bank Special GO VRDN, 2.38%, 6/1/20 (r)	1,715,000	1,715,000

Missouri - 1.7%
St. Louis Missouri IDA Revenue VRDN, 2.48%, 1/1/21 (r)	9,300,000	9,300,000
St. Louis Missouri Municipal Finance Corp. Leasehold Revenue Bonds, 4.00%, 7/15/06	8,540,000	8,677,836

New York - 4.8%
Albany New York IDA Revenue VRDN, 2.38%, 6/1/34 (r)	6,425,000	6,425,000
Monroe County New York IDA Revenue VRDN, 2.35%, 12/1/34 (r)	1,600,000	1,600,000
New York City New York GO Bonds:
5.00%, 8/1/05	9,400,000	9,481,780
5.45%, 8/1/05 (Prerefunded Series L)	4,840,000	4,889,997
5.45%, 8/1/05 (Unrefunded Series L)	5,160,000	5,212,322
5.00%, 8/1/07	5,000,000	5,222,750
New York State GO Bonds, 3.00%, 4/15/08	4,695,000	4,679,272
New York State Urban Development Corp. Correctional and Youth Facility Services Revenue Bonds:
5.00%, 1/1/06	5,000,000	5,085,000
5.25%, 1/1/21 (mandatory put, 1/1/09 @ 100)	4,000,000	4,245,520
New York Tri-Borough Bridge and Tunnel Authority Revenue Bonds, 5.125%, 1/1/22 (Prerefunded 1/1/12 @ 100)	5,000,000	5,437,450

North Carolina - 0.2%
North Carolina State Capital and Educational Facilities Revenue VRDN, 2.29%, 12/1/31 (r)	2,155,000	2,155,000

North Dakota - 0.7%
Three Affiliated Tribes of the Fort Berthold Reservation Revenue Bonds, 5.35%, 11/1/19 (r)	4,360,000	4,344,871

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.8%	AMOUNT	VALUE

Traill County North Dakota Solid Waste Disposal Revenue VRDN, 2.57%, 3/1/13 (r)	3,150,000	3,150,000

Ohio - 0.5%
Akron Bath Copley Joint Township Ohio Hospital District Revenue VRDN, 2.29%, 11/1/34 (r)	5,000,000	5,000,000

Oklahoma - 1.6%
Oklahoma State Housing Development Authority Revenue Bonds, 5.30%, 11/1/05	5,625,000	5,704,650
Tulsa County Oklahoma IDA Revenue Bonds, 5.00%, 4/20/47	3,025,000	1,171,673
Tulsa Oklahoma MFH Revenue Notes, 6.25%, 7/1/05 (e)	14,200,000	10,632,250

Pennsylvania - 6.2%
Allegheny County Pennsylvania IDA Revenue Bonds, 1.875%, 5/1/31 (mandatory put, 5/1/05 @ 100)(r)	6,000,000	5,997,900
Allegheny County Pennsylvania IDA Revenue VRDN, 2.34%, 6/1/22 (r)	1,000,000	1,000,000
Cumberland County Pennsylvania Municipal Authority Retirement Community Revenue VRDN, 2.28%, 1/1/35 (r)	2,000,000	2,000,000
Erie Pennsylvania Higher Educational Building Authority Revenue Bonds, 3.25%, 11/1/23 (mandatory put, 11/1/06 @ 100) (r)	5,325,000	5,344,383
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds:
1.95%, 11/1/27 (mandatory put, 11/1/05 @ 100)(r)	10,000,000	9,973,300
Series E4, 1.70%, 11/1/29 (mandatory put, 11/1/05 @ 100)(r)	3,900,000	3,882,138
Series E5, 1.70%, 11/1/29 (mandatory put, 11/1/05 @ 100)(r)	10,100,000	10,053,742
4.00%, 11/1/32 (mandatory put, 11/1/05 @ 100)(r)	3,500,000	3,529,400
2.75%, 11/1/34 (mandatory put, 11/1/07 @ 100)(r)	5,070,000	5,011,796
Philadelphia Pennsylvania School District GO Bonds, 2.45%, 9/1/21 (r)	10,000,000	10,000,000
Philadelphia Pennsylvania Tax and Revenue Anticipation Notes, 3.00%, 6/30/05	10,000,000	10,016,800

Puerto Rico - 1.8%
Puerto Rico Commonwealth GO Bonds, 5.00%, 7/1/18 (mandatory put, 7/1/08 @ 100) (r)	14,625,000	15,315,593
Puerto Rico Commonwealth Housing Finance Corp. Revenue VRDN, 2.36%, 2/7/10 (r)	4,645,000	4,645,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.8%	AMOUNT	VALUE
Rhode Island - 0.9%
Rhode Island State Housing and Mortgage Financing Corp. Revenue Bonds, 3.375%, 11/1/05	10,000,000	10,047,400

South Carolina - 1.9%
Dorchester County South Carolina IDA Revenue VRDN, 2.46%, 10/1/24 (r)	5,100,000	5,100,000
South Carolina State MFH Authority Revenue Bonds, 6.25%, 1/1/05 (i)	16,300,000	15,566,500

Tennessee - 2.5%
Sevier County Tennessee Public Building Authority Revenue VRDN:
2.31%, 6/1/10 (r)	1,865,000	1,865,000
Series III-A-4, 2.31%, 6/1/17 (r)	1,055,000	1,055,000
Series II-E-3, 2.31%, 6/1/17 (r)	2,700,000	2,700,000
Series III-A-2, 2.31%, 6/1/18 (r)	4,660,000	4,660,000
Series III-B-3, 2.31%, 6/1/18 (r)	270,000	270,000
2.31%, 6/1/19 (r)	3,700,000	3,700,000
2.31%, 6/1/20 (r)	190,000	190,000
2.31%, 6/1/21 (r)	1,500,000	1,500,000
2.31%, 6/1/30 (r)	1,390,000	1,390,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue VRDN, 2.31%, 12/1/13 (r)	7,000,000	7,000,000
Tennessee State School Bond Authority Revenue Bonds, 5.50%, 5/1/12	3,035,000	3,167,599

Texas - 12.2%
Dallas Texas GO Bonds, 4.00%, 2/15/07	4,515,000	4,608,461
El Paso County Texas Housing Finance Corp. MFH Revenue Bonds, 6.25%, 8/1/32 (mandatory put, 8/1/05 @ 100)	10,000,000	9,991,600
Harris County Texas GO Bonds, 5.00%, 10/1/09	5,130,000	5,284,721
Houston Texas Airport System Revenue Bonds, 6.00%, 7/1/07	4,030,000	4,270,148
Red River Texas Educational Finance Revenue Bonds, 3.10%, 12/1/31 (mandatory put, 12/3/07 @ 100) (r)	2,500,000	2,470,900

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.8%	AMOUNT	VALUE
Spring Texas Independent School District GO Bonds:
5.00%, 8/15/28 (mandatory put, 8/15/06 @ 100)	3,000,000	3,087,660
5.00%, 8/15/29 (mandatory put, 8/15/08 @ 100)	3,500,000	3,683,470
Tarrant County Texas Health Facilities Development Authority Corp. Revenue Bonds, 6.25%, 4/1/32	12,935,000	12,934,741
Tarrant County Texas Housing Finance Corp. Revenue Bonds:
6.25%, 3/1/04 (b)(f)	13,100,000	9,170,000
6.25%, 6/1/04 (g)	6,000,000	4,500,000
6.25%, 4/1/07 (h)	7,450,000	6,705,000
Texas State Tax and Revenue Anticipation Notes, 3.00%, 8/31/05	55,000,000	55,148,500
Weslaco Texas Health Facilities Development Corp. VRDN, 2.31%, 6/1/23 (r)	10,275,000	10,275,000

Utah - 0.1%
Utah State Municipal Securities Trust Certificates Revenue VRDN, 2.43%, 5/6/13 (r)	670,000	670,000

Vermont - 3.8%
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN:
2.58%, 11/1/21 (r)	1,650,000	1,650,000
2.32%, 10/1/30 (r)	3,040,000	3,040,000
2.40%, 1/1/33 (r)	3,845,000	3,845,000
2.32%, 7/1/33 (r)	2,000,000	2,000,000
Vermont State Student Assistance Corp. Revenue, 2.25%, 6/15/05	30,400,000	30,389,360

Virginia - 2.5%
Chesapeake Virginia IDA Revenue Bonds, 5.25%, 2/1/08	3,000,000	3,061,230
Louisa Virginia IDA Solid Waste and Sewer Disposal Revenue Bonds:
2.35%, 4/1/22 (mandatory put, 4/1/07 @ 100)(r)	10,000,000	9,788,400
2.30%, 3/1/31 (mandatory put, 3/1/07 @ 100)(r)	10,000,000	9,788,200
Portsmouth Virginia IDA Revenue VRDN, 2.33%, 11/1/27 (r)	3,110,000	3,110,000
Suffolk Virginia IDA Revenue VRDN, 2.40%, 10/1/31 (r)	1,000,000	1,000,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.8%	AMOUNT	VALUE
Washington - 1.5%
Portland Washington GO Bonds, 5.25%, 9/1/05	1,485,000	1,501,558
Seattle Washington Municipal Light and Power Revenue Bonds, 1.80%, 7/13/05	7,000,000	7,000,000
Washington State Healthcare Facilities Authority Revenue Bonds, 2.30%, 8/15/34 (r)	8,000,000	8,000,000

West Virginia - 2.9%
Weirton West Virginia Municipal Hospital Building Revenue Bonds, 2.30%, 12/1/31 (r)	9,335,000	9,335,000
West Virginia State Economic Development Authority Commercial Revenue Bonds, 8.00%, 4/1/25 (r)	22,835,000	22,258,645

Wisconsin - 0.8%
Wisconsin State Health and Educational Facilities Authority Revenue VRDN, 2.35%, 11/1/23 (r)	2,765,000	2,765,000
Wisconsin State Petroleum Revenue Bonds, 5.00%, 7/1/07	6,000,000	6,162,300

Other - 4.3%
Class B Certificate Trust Revenue COPs, 2.63%, 7/1/41 (r)	5,000,000	5,000,000
Freddie Mac Multifamily VRDN Certificates:
2.38%, 8/15/45 (r)	5,351,172	5,351,172
2.43%, 1/15/47 (r)	5,006,935	5,006,935
Koch Floating Rate Trust Revenue VRDN, 2.48%, 4/1/09 (r)	288	288
Munimae Trusts:
4.60%, 1/13/11 (mandatory put, 12/17/06 @ 100)	7,045,000	7,151,732
4.60%, 12/16/16 (mandatory put, 12/17/06 @ 100)	7,805,000	7,924,495
Revenue Bond Certificate Series Trust, 2.58%, 12/1/30 (r)	5,625,000	5,625,000
Roaring Fork Municipal Products LLC VRDN:
2.36%, 5/1/22 (r)	5,000,000	5,000,000
2.36%, 5/1/33 (r)	1,000,000	1,000,000
2.36%, 12/1/33 (r)	1,000,000	1,000,000
SunAmerica Trust Various States VRDN, 2.48%, 7/1/41 (r)	3,485,000	3,485,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.8%	AMOUNT	VALUE
TOTAL INVESTMENTS (Cost $1,084,808,130) - 98.8%		1,069,527,393
Other assets and liabilities, net - 1.2%		13,159,900

Net Assets - 100%		$1,082,687,293

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security has been restructured from an orginal maturity date of October 15, 2003. Security is currently in default for interest. Accrued interest as of March 31, 2005 totaled $960,486 and includes past due interest accrued since and due on April 1, 2004. Interest has continued to accrue, as the Advisor believes that it is likely that a refinancing will result in the recovery of accrued interest and settlement of principal.

(f) Security has been restructured from an orginal maturity date of March 1, 2002. Security is currently in default for both principal and interest. Accrued interest as of March 31, 2005 totaled $886,979 and includes past due interest accrued since and dueon September 1, 2004.

(g) Security has been restructured from an orginal maturity date of October 1, 2002. Security is currently in default for both principal and interest. Accrued interest as of March 31, 2005 totaled $375,000 and includes past due interest accrued since and due on June 1, 2004. Interest has continued to accrue, as the Advisor believes that it is likely that a refinancing through a securitization will result in the recovery of accrued interest and settlement of principal.

(h) Security is currently in default for interest. Accrued interest as of March 31, 2005 totaled $349,219 and includes past due interest accrued since and due on October 1, 2004. Interest has continued to accrue, as the Advisor believes that it is likely that a refinancing through a securitization will result in the recovery of accrued interest and settlement of principal.

(i) Security has been restructured from an orginal maturity date of March 1, 2004. Security is currently in default for principal. The Advisor believes that it is likely that a refinancing through a securitization will result in the settlement of principal.

(j) Security is currently in default for interest. Accrued interest as of March 31, 2005 totaled $178,555 and includes past due interest accrued since and due on January 1, 2005.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

COPs: Certificates of Participation

GO: General Obligation

HFA: Housing Finance Authority

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

MFH: Multi-Family Housing

SAVR: Select Action Variable Rate

SO: Special Obligation

VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES LONG-TERM PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2005

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 97.8%	AMOUNT	VALUE
Alabama - 2.6%
Mobile County Alabama GO Bonds, 5.25%, 8/1/18	$1,500,000	$1,622,895

Arizona - 4.3%
University of Arizona COPs, 5.50%, 6/1/15	2,470,000	2,703,563

California - 16.2%
California Educational Facilities Authority Revenue Bonds, 6.625%, 6/1/20	1,490,000	1,628,808
California State Department of Water Resources Revenue Bonds, 5.375%, 5/1/17	2,000,000	2,169,440
Covina-Valley California Unified School District Revenue Bonds, 5.50%, 8/1/26	2,400,000	2,612,472
Hawaiian Gardens California Public Finance Authority Revenue Bonds:
5.25%, 12/1/22	1,475,000	1,570,374
5.25%, 12/1/23	1,000,000	1,061,420
Perris Union High School District Capital Appreciation Certificates, Zero Coupon through 10/1/05, 6.00% thereafter to 10/1/30	1,000,000	1,043,810

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 97.8%	AMOUNT	VALUE
Colorado - 5.0%
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 8.00%, 12/1/25	2,000,000	2,101,580
Pitkin County Colorado Industrial Development Revenue VRDN, 2.30%, 4/1/16 (r)	1,000,000	1,000,000

Florida - 9.0%
Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,690,040
Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	1,315,000	1,341,839
Sunrise Florida Excise Tax and Special Assessment Revenue Bonds, 5.00%, 10/1/28	1,500,000	1,572,165

Georgia - 1.3%
Albany-Dougherty County Georgia Hospital Authority Revenue VRDN, 2.30%, 9/1/32 (r)	800,000	800,000

Illinois - 2.8%
Illinois State Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue Bonds, 5.75%, 6/15/41	500,000	555,710
Illinois State Student Assistance Community Student Loan Revenue Bonds, 5.10%, 9/1/08	1,135,000	1,194,951

Louisiana - 1.8%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, 6.30%, 7/1/30	1,000,000	1,095,050

Maryland - 1.8%
Cecil County Maryland Health Department COPs, 7.875%, 7/1/14	919,000	920,783
Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)	500,000	218,610

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 97.8%	AMOUNT	VALUE
Michigan - 10.1%
Ann Arbor Michigan School District Revenue Bonds, 4.75%, 5/1/29	1,000,000	1,003,620
University of Michigan Revenue Bonds, 5.25%, 12/1/20	3,000,000	3,164,220
Wayne Charter County Michigan Airport Refunding Bonds, 5.50%, 12/1/15	2,000,000	2,160,640

Missouri - 1.4%
Missouri State Health & Educational Facilities Authority Revenue VRDN, 2.29%, 6/1/26 (r)	900,000	900,000

New Mexico - 3.8%
University of New Mexico Revenue Bonds, 5.00%, 1/1/20	2,310,000	2,392,906

New York - 3.0%
New York State Urban Development Corp. Revenue Bonds, 5.25%, 1/1/14	1,685,000	1,842,025

Oklahoma - 2.4%
Citizen Potawatomi Nation Revenue Bonds, 6.50%, 9/1/16	1,500,000	1,512,780

Pennsylvania - 4.7%
Philadelphia Pennsylvania School District GO Bonds, 5.25%, 6/1/34	2,785,000	2,933,886

Rhode Island - 0.9%
Rhode Island Port Authority and Economic Development Corp. Airport Revenue Bonds, 7.00%, 7/1/14	500,000	582,965

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 97.8%	AMOUNT	VALUE
South Carolina - 1.7%
Charleston County South Carolina Resource Recovery Revenue Bonds, 5.10%, 1/1/08	1,025,000	1,074,169

Tennessee - 5.5%
Blount County Tennessee Public Building Authority Revenue VRDN, 2.31%, 6/1/32 (r)	1,700,000	1,700,000
Sevier County Tennessee Public Building Authority Revenue VRDN, 2.32%, 6/1/24 (r)	1,700,000	1,700,000

Texas - 5.3%
North Forest Texas Independent School District GO Bonds, 6.25%, 8/15/16	1,045,000	1,070,509
Tarrant County Texas Health Facilities Development Corp. Revenue Bonds, 5.75%, 2/15/15	2,000,000	2,242,300

Utah - 2.7%
Utah State Building Ownership Authority Lease Revenue Bonds, 5.00%, 5/15/20	1,620,000	1,684,590

Virgin Island - 1.8%
Virgin Islands Public Finance Authority Revenue Bonds, 6.375%, 10/1/19	1,000,000	1,128,480

Virginia - 2.9%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds, 5.875%, 6/1/17	1,700,000	1,831,019

West Virginia - 4.9%
West Virginia State Economic Development Authority Commercial Revenue Bonds, 8.00%, 4/1/25	992,500	967,449
West Virginia University Revenue Bonds, 5.00%, 10/1/34	2,000,000	2,059,460

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 97.8%	AMOUNT	VALUE
Wisconsin - 1.9%
Monroe Wisconsin School District GO Bonds, 5.25%, 4/1/16	1,115,000	1,199,160

TOTAL INVESTMENTS (Cost $59,780,971) - 97.8%		61,053,688
Other assets and liabilities, net - 2.2%		1,352,821

Net Assets - 100%		$62,406,509

Amount
	Number		Underlying	Unrealized
	of	Expiration	Face at	Appreciation
FUTURES	Contracts	Date	Value	(Depreciation)
Sold:

10 Year US Treasury Notes	110	6/05	$12,019,219	$119,928

(f) Interest payments have been deferred until July 1, 2005. At March 31, 2005 accumulated deferred interest totaled $82,307 and includes interest accrued since and due on October 1, 2003.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

COPs: Certificates of Participation

GO: General Obligation

IDA: Industrial Development Agency

VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES VERMONT MUNICIPAL PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2005

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.4%	AMOUNT	VALUE
Vermont - 70.3%
Burlington Vermont Electric Revenue Bonds:
6.375%, 7/1/10	$3,125,000	$3,566,750
5.375%, 7/1/12	1,405,000	1,554,309
Rutland County Vermont Solid Waste District Revenue Bonds:
6.50%, 11/1/05	105,000	107,199
6.55%, 11/1/06	100,000	105,010
6.60%, 11/1/07	100,000	107,510
6.70%, 11/1/08	100,000	109,953
6.75%, 11/1/09	100,000	111,865
6.80%, 11/1/10	100,000	113,807
6.80%, 11/1/11	100,000	115,125
6.85%, 11/1/12	100,000	116,369
University of Vermont and State Agriculture College Revenue Bonds, 5.125%, 10/1/27	1,000,000	1,043,490
Vermont Municipal Bonds Bank Revenue Bonds:
5.00%, 12/1/17	1,000,000	1,070,350
5.50%, 12/1/18	1,060,000	1,156,672
5.00%, 12/1/19	2,000,000	2,113,020
5.50%, 12/1/19	1,500,000	1,636,800
Vermont State Educational and Health Buildings Financing Agency Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,085,900
6.60%, 12/1/14	1,050,000	1,097,691
5.50%, 7/1/18	1,955,000	2,019,476
6.25%, 9/1/18	2,000,000	2,053,320
5.00%, 10/1/23	1,000,000	1,029,610
5.625%, 10/1/25	1,000,000	1,031,370
5.00%, 11/1/32	1,810,000	1,859,341
5.50%, 1/1/33	1,100,000	1,102,926

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.4%	AMOUNT	VALUE
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN, 2.32%, 10/1/30 (r)	1,200,000	1,200,000
Vermont State GO Bonds:
Zero Coupon, 8/1/08	400,000	359,208
5.00%, 2/1/15	2,500,000	2,722,600
4.625%, 8/1/17	2,485,000	2,566,806
Vermont State Housing Finance Agency Single Family Revenue Bonds:
5.25%, 11/1/20	230,000	237,050
5.55%, 11/1/21	770,000	797,989
4.90%, 11/1/22	975,000	992,472
Vermont State Public Power Supply Authority Revenue Bonds, 5.25%, 7/1/13	2,180,000	2,400,311

Total Vermont (Cost $34,371,309)		35,584,299

Territories - 28.1%
Guam Electric Power Authority Revenue Bonds, 5.25%, 10/1/12	2,000,000	2,165,140
Guam Government LO Highway and Transportation Authority Revenue Bonds, 4.50%, 5/1/12	1,500,000	1,570,365
Puerto Rico Commonwealth GO Bonds:
6.50%, 7/1/14	1,690,000	2,040,016
5.50%, 7/1/17	1,000,000	1,144,080
5.50%, 7/1/21	1,000,000	1,148,090
Puerto Rico Commonwealth Highway and Transportation Authority Revenue Bonds, 5.50%, 7/1/17	2,000,000	2,288,160
Puerto Rico Public Buildings Authority Revenue Bonds, 5.25%, 7/1/20	2,470,000	2,777,564
Virgin Islands Public Finance Authority Revenue Bonds, 5.25%, 10/1/15	1,000,000	1,103,400

Total Territories (Cost $14,283,232)		14,236,815

TOTAL INVESTMENTS (Cost $48,654,541) - 98.4%		49,821,114
Other assets and liabilities, net - 1.6%		789,115

Net Assets - 100%		$50,610,229

				Unrealized
	# of	Expiration	Underlying Face	Appreciation
Futures	Contracts	Date	Amount at Value	(Depreciation)
Sold:

10 Year U.S. Treasury Notes	112	6/05	$12,237,750	$90,233

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

GO: General Obligation.

LO: Limited Obligation

VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Tax-Free Reserves (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of four separate portfolios. Money Market and Limited-Term are registered as diversified portfolios and Long-Term and Vermont as non-diversified portfolios. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Institutional Class shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O shares. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class T shares ceased operations on May 23, 2003 and were sold to investors with brokerage accounts at The Advisors Group, Inc. Class A shares of Limited-Term are sold with a maximum front-end sales charge of 1.00% and Long-Term and Vermont are sold with a maximum front-end sales charge of 3.75%.

On December 19, 2003, the net assets of Calvert Tax-Free Reserves California Money Market Portfolio (California Money Market) merged into the Calvert Tax-Free Reserves Money Market Portfolio (Money Market). The merger was accomplished by a tax-free exchange of 246,393,863 shares of Money Market for 246,393,863 shares of California Money Market outstanding on December 19, 2003. The California

Money Market’s net assets as of December 19, 2003, including $20,412 of accumulated net realized loss were combined with those of Money Market.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2005, securities valued at $9,170,000, or 0.8% of net assets, of the Limited-Term Portfolio, were fair valued in good faith under the direction of the Board of Trustees.

Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Redemption Fee: The Limited-Term, Long-Term and Vermont Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (Long-Term and Vermont) or five days of purchase (Limited-Term) in the same Portfolio. The redemption fee is paid to the Portfolio, and is accounted for as an addition to paid-in-capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2005, and net realized capital loss carryforwards as of December 31, 2004 with expiration dates:

	MONEY		LONG
	MARKET	LIMITED-TERM	TERM	VERMONT

Federal income tax cost	$1,098,629,802	$1,084,804,976	$59,777,503	$48,630,987

Unrealized appreciation	—	1,101,666	1,706,783	1,505,632

Unrealized (depreciation)	—	(16,379,249)	(430,598)	(315,505)

Net appreciation (depreciation)	—	($15,277,583)	$1,276,185	$1,190,127

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	MONEY MARKET	LIMITED-TERM	LONG-TERM	VERMONT

December 31, 2012	$25,463	$2,204,809	$683,754	$170,406

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT TAX-FREE RESERVES

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	May 26, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek President — Principal Executive Officer

Date:	May 26, 2005

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	May 26, 2005